Cash and Banks - Schedule of Cash and Banks (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 806,708,433	$ 278,717,518	$ 430,871,412
In Argentina Pesos [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	232,338,020	103,015,342
In US Dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	36,881,387	22,189,356
In Reales [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	89,320	89,495
In Guarani [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	536,456,045	151,964,872
In Euros [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 943,661	$ 1,458,453